UMB FUND SERVICES, INC.

803 West Michigan Street

Milwaukee, Wisconsin 53233

(414) 299-2000

October 28, 2011

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

Re:	The Marshall Funds, Inc.
(33-48907; 811-58433)
Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Funds’ Form N-CSR for the annual period ended August 31, 2011. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Sincerely,

/s/Constance Dye Shannon

Senior Vice President and General Counsel

Encl.